UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2022

Date of reporting period:	07/31/2022

Item 1 – Reports to Stockholders

PGIM GOVERNMENT MONEY MARKET FUND

ANNUAL REPORT

JULY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents

Letter from the President	3

Your Fund’s Performance	4

Strategy and Performance Overview	7

Fees and Expenses	9

Holdings and Financial Statements	11

Approval of Advisory Agreements

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Government Money Market Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2022.

The attention of the global economy and markets turned during the period from the impact of the COVID-19 pandemic to the challenge of rapidly rising inflation. Prices for a wide range of goods and services rose in response to economic reopenings, supply-chain disruptions, pandemic-related governmental stimulus and Russia’s invasion of Ukraine. As inflation surged at its fastest rate in more than 40 years, central banks, led by the US Federal Reserve, sought to restrain the trend by aggressively hiking interest rates, prompting concerns of a potential recession.

After rising to record levels during the closing months of 2021, US stocks retreated in 2022 in the face of rising prices, slowing economic growth and uncertainties related to the war in Ukraine. Growth-oriented stocks suffered the sharpest losses as investors turned for protection to traditionally defensive, value-oriented stocks. Large-cap equities ended the period in negative territory but outperformed their small-cap counterparts by a significant margin. International developed markets trailed the US market, while emerging markets lagged further behind.

Rising rates and economic uncertainty drove fixed-income prices broadly lower as well. US and global investment-grade bonds, along with US high yield corporate bonds and emerging market debt, all posted negative returns for the period.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Money Market Fund

September 15, 2022

PGIM Government Money Market Fund    3

Your Fund’s Performance (unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. The Fund is subject to periodic adjustments to its expense budget during the fiscal year which may affect its reported 7-day current yield. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at pgim.com/investments.

Fund Facts as of 7/31/22
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)

Class A	0.81	1.00	13 Days	505.4

Class C	0.85	1.00	13 Days	12.8

Class Z	1.11	1.00	13 Days	86.1

iMoneyNet, Inc. Government & Agency Retail Avg.*	1.05	N/A	21 Days	N/A

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of July 26, 2022.

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Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Government Money Market Fund (Class Z shares—yields only) and the iMoneyNet, Inc. Government & Agency Retail Average every Tuesday from July 27, 2021 to July 26, 2022, the closest

PGIM Government Money Market Fund    5

Your Fund’s Performance (continued)

dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of July 31, 2022.

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class C	Class Z

Maximum initial sales charge	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.125%	None	None

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Presentation of Fund Holdings as of 7/31/2022

Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
Federal Home Loan Bank	2.370%	08/19/2022	2.8%

Federal Home Loan Bank	1.560%	09/07/2022	2.6%

Federal Home Loan Bank	2.370%	08/12/2022	2.4%

Federal Home Loan Bank	2.310%	01/19/2023	1.8%

Federal Home Loan Bank	2.213%	09/14/2022	1.8%

Federal Home Loan Bank	2.253%	10/12/2022	1.8%

Federal Home Loan Bank	2.027%	10/05/2022	1.7%

Federal Home Loan Bank	2.290%	08/02/2022	1.7%

Federal Home Loan Bank	2.285%	09/15/2022	1.7%

Federal Home Loan Bank	2.290%	09/16/2022	1.7%

Holdings reflect only short-term investments and are subject to change.

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Strategy and Performance Overview (unaudited)

How did the Fund perform?

The seven-day current yield of the PGIM Government Money Market Fund’s class Z shares began the 12-month reporting period on August 1, 2021, at 0.01% and increased to 1.11% as of the end of the period on July 31, 2022.

What were the market conditions?

●

From a starting point of low yields, the shift in fundamentals—most notably, high inflation—drove a wholesale repricing of markets during the reporting period. Concerns about central bank tightening, hard economic landings, and the war in Ukraine drove increased rate volatility as markets first began pricing in more aggressive Federal Open Market Committee (FOMC) policy tightening, and later began to price in a hard economic landing.

●

Against the backdrop of historic lows in unemployment and generational highs in inflation, the Federal Reserve (the Fed) signaled an increased willingness to accept more economic and market pain than it had over the last decade of low inflation. A succession of rate hikes during the first half of 2022—including two outsized hikes of 75 basis points (bps) each in June and July—confirmed to markets that the Fed was fully focused on tackling inflation. (One basis point equals 0.01%.) Following the July 2022 FOMC meeting, the market expected the target rate to be lifted to around 3.25%, not far from Fed officials’ most recent median projection, but the market then began pricing in rate cuts beginning in 2023.

●

As a result, enormous volatility continued to be priced into US Treasuries, with sharply higher front-end rates and lower long-dated yields forming a substantially flatter US Treasury yield curve. The curve finally inverted in the last month of the period. From 1.05% on July 31, 2021, the 10-year/2-year Treasury spread declined to -0.23% by the end of the period on July 31, 2022.

●

Just as longer-term Treasuries saw substantial volatility throughout the period, yields on short-term securities, which influence money market yields, also rose substantially. The three-month Treasury bill rose from 0.05% to 2.37% during the period, while the three-month London Interbank Offered Rate (LIBOR) rose from 0.12% to 2.79%. Meanwhile, the Secured Overnight Financing Rate (SOFR) rose from 0.05% to 2.27%.

How was the Fund managed during the reporting period?

●

The Fund invests in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. The main sectors include US Treasury bills, fixed and floating rate agency notes, agency discount notes, and repurchase agreements.

●

The Fund’s weighted average maturity (WAM) began the period longer than the peer group average before shortening early in the fourth quarter of 2021, then remained shorter than the peer group average throughout the rest of the period. The Fund’s weighted average life (WAL) remained extended through floating rate securities early

PGIM Government Money Market Fund    7

Strategy and Performance Overview (continued)

in the period before shortening toward the end of the third quarter of 2021 in anticipation of Fed rate hikes. The Fund’s WAL then remained shorter than its peers before extending in the middle of the second quarter of 2022.

●

The Fund tactically shifted between LIBOR-based/SOFR-based floating rate securities and fixed rate securities, as well as between agency securities versus US Treasury securities and repurchase agreements. These shifts were driven by the relative spreads between these securities.

●

Adjustable-rate holdings were decreased early in the period, led by a reduction in LIBOR-based and SOFR-based floating rate securities. The issuance of LIBOR-based floating rate securities declined substantially over the period leading to less ownership of those securities. Adjustable-rate holdings were then increased in the first and second quarters of 2022, led by an increase in SOFR-based floating rate securities.

●

The Fund increased its allocation to repurchase agreements and government agencies over the last half of the reporting period as their relative value improved. Treasuries were reduced to offset that trade.

Current outlook

Against the backdrop of historic lows in unemployment and generational highs in inflation, the Fed is signaling an increased willingness to accept more economic and market pain than it had over the last decade of low inflation. If the Fed can avoid a recession, it will, but more than anything else, Fed officials want to get inflation under control.

Tighter financial conditions are expected to continue working their way through the economy with lagged effects in coming quarters. For now, the Fed is focused on currently high monthly inflation readings, vowing to keep up the pressure until those readings show convincing signs of softening toward the Fed’s target. At some point, however, PGIM Fixed Income expects the Fed will likely pivot back toward a focus on the projected lagged effects of its tightening and, should material signs of softening accumulate, will adopt a more measured pace of policy normalization.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Government Money Market Fund    9

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Money Market Fund		Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,001.20	0.41%	$2.03

	Hypothetical	$1,000.00	$1,022.76	0.41%	$2.06

Class C	Actual	$1,000.00	$1,001.30	0.42%	$2.08

	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

Class Z	Actual	$1,000.00	$1,001.80	0.31%	$1.54

	Hypothetical	$1,000.00	$1,023.26	0.31%	$1.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2022, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of July 31, 2022

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.7%

REPURCHASE AGREEMENTS 42.4%
Bank of America Securities, Inc.,
2.3%, dated 07/29/22, due 08/01/22 in the amount of $40,007,667 collateralized by GNMA (coupon rate 2.000%, maturity dates 02/20/51-01/20/52) with the aggregate value, including accrued interest, of $40,800,001.	40,000	$40,000,000
Canadian Imperial Bank of Commerce,
2.3%, dated 07/28/22, due 09/22/22 in the amount of $10,035,778 collateralized by U.S. Treasury Securities (coupon rates 0.000%-3.125%, maturity dates 10/15/25-05/15/48) with the aggregate value, including accrued interest, of $10,202,709.	10,000	10,000,000
Credit Agricole Corporate & Investment Bank,
2.29%, dated 07/29/22, due 08/01/22 in the amount of $6,487,238 collateralized by FNMA (coupon rate 2.500%, maturity date 08/01/51) with the aggregate value, including accrued interest, of $6,615,720.	6,486	6,486,000
Goldman Sachs & Co.,
2.3%, dated 07/28/22, due 08/04/22 in the amount of $15,006,708 collateralized by GNMA (coupon rates 3.500%-4.000%, maturity dates 09/20/45-05/20/52) with the aggregate value, including accrued interest, of $15,300,000.	15,000	15,000,000
ING Financial Markets LLC,
1.29%, dated 05/19/22, due 08/19/22 in the amount of $2,508,242 collateralized by FHLMC (coupon rate 3.931%, maturity date 07/01/36) and FNMA (coupon rates 2.500%-4.500%, maturity dates 08/01/28-06/01/52) with the aggregate value, including accrued interest, of $2,550,000.	2,500	2,500,000
2.31%, dated 07/28/22, due 09/22/22 in the amount of $20,071,867 collateralized by FNMA (coupon rates 1.500%-4.500%, maturity dates 05/01/37-08/01/52) and GNMA (coupon rate 2.500%, maturity date 07/20/43) with the aggregate value, including accrued interest, of $20,400,343.	20,000	20,000,000
1.75%, dated 07/06/22, due 08/05/22 in the amount of $2,002,917 collateralized by U.S. Treasury Securities (coupon rates 0.750%-5.500%, maturity dates 11/15/24-05/15/42) with the aggregate value, including accrued interest, of $2,040,012.	2,000	2,000,000

See Notes to Financial Statements.

PGIM Government Money Market Fund    11

Schedule of Investments  (continued)

as of July 31, 2022

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
NatWest Markets Securities, Inc.,
2.26%, dated 07/29/22, due 08/01/22 in the amount of $40,007,533 collateralized by U.S. Treasury Securities (coupon rates 1.875%-3.250%, maturity dates 07/31/26-06/30/27) with the aggregate value, including accrued interest, of $40,807,721.			40,000	$40,000,000
RBC Dominion Securities, Inc.,
2.3%, dated 07/29/22, due 08/01/22 in the amount of $50,009,583 collateralized by FHLMC (coupon rates 3.000%-3.500%, maturity dates 08/01/49-10/01/49), FNMA (coupon rates 2.000%-3.500%, maturity dates 02/01/48-03/01/52), GNMA (coupon rates 2.000%-4.000%, maturity dates 07/20/47-04/20/52) and U.S. Treasury Securities (coupon rates 0.000%-2.000%, maturity dates 07/15/25-02/15/50) with the aggregate value, including accrued interest, of $51,000,009.			50,000	50,000,000
Standard Chartered Bank,
2.25%, dated 07/29/22, due 08/01/22 in the amount of $50,009,375 collateralized by FNMA (coupon rate 2.000%, maturity date 07/01/51), GNMA (coupon rates 3.500%-4.500%, maturity dates 09/20/48-02/20/52), Inter-American Development Bank (coupon rate 0.625%, maturity date 07/15/25) and U.S. Treasury Securities (coupon rates 0.125%-3.625%, maturity dates 01/15/23-02/15/45) with the aggregate value, including accrued interest, of $51,009,640.			50,000	50,000,000
State Street Bank & Trust,
2.25%, dated 07/29/22, due 08/01/22 in the amount of $20,003,750 collateralized by U.S. Treasury Securities with the aggregate value, including accrued interest, of $20,436,231.			20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $255,986,000)				255,986,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 57.3%
Federal Farm Credit Bank, SOFR + 0.025%	2.305%(c)	09/27/23	5,400	5,399,684
Federal Farm Credit Bank, SOFR + 0.025%	2.305(c)	10/27/23	6,650	6,649,505
Federal Farm Credit Bank, SOFR + 0.035%	2.315(c)	05/12/23	6,000	6,000,236
Federal Farm Credit Bank, SOFR + 0.040%	2.320(c)	03/10/23	2,750	2,750,209
Federal Farm Credit Bank, SOFR + 0.045%	2.325(c)	08/25/22	6,000	6,000,129
Federal Farm Credit Bank, SOFR + 0.050%	2.330(c)	11/09/23	1,650	1,650,316

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal Farm Credit Bank, SOFR + 0.320%	2.600%(c)	12/09/22	1,200	$1,201,249
Federal Farm Credit Bank, SOFR + 0.008%	2.278(c)	02/07/23	5,250	5,249,657
Federal Farm Credit Bank, SOFR + 0.015%	2.285(c)	11/28/22	4,500	4,499,914
Federal Farm Credit Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	2.295(c)	05/02/23	6,000	5,999,770
Federal Home Loan Bank, SOFR + 0.015%	2.295(c)	02/08/23	5,250	5,249,793
Federal Home Loan Bank, SOFR + 0.040%	2.320(c)	10/06/23	5,750	5,750,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.370(c)	08/12/22	14,750	14,750,352
Federal Home Loan Bank, SOFR + 0.090%	2.370(c)	08/19/22	16,750	16,750,700
Federal Home Loan Bank, SOFR + 0.130%	2.410(c)	08/05/22	9,000	9,000,105
Federal Home Loan Bank	1.003(n)	08/12/22	10,000	9,996,944
Federal Home Loan Bank	1.010(n)	08/10/22	9,750	9,747,545
Federal Home Loan Bank	1.013(n)	08/15/22	10,000	9,996,072
Federal Home Loan Bank	1.073(n)	08/22/22	9,500	9,494,070
Federal Home Loan Bank	1.088(n)	08/17/22	10,000	9,995,178
Federal Home Loan Bank	1.140(n)	08/19/22	10,000	9,994,315
Federal Home Loan Bank	1.244(n)	08/24/22	10,000	9,992,078
Federal Home Loan Bank	1.355(n)	09/09/22	10,000	9,985,375
Federal Home Loan Bank	1.560(n)	09/07/22	15,500	15,475,231
Federal Home Loan Bank	2.027(n)	10/05/22	10,500	10,461,761
Federal Home Loan Bank	2.213(n)	09/14/22	11,000	10,970,355
Federal Home Loan Bank	2.253(n)	10/12/22	11,000	10,950,720
Federal Home Loan Bank, SOFR + 0.005%	2.285(c)	08/30/22	10,000	9,999,951
Federal Home Loan Bank, SOFR + 0.005%	2.285(c)	09/15/22	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	08/02/22	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	08/05/22	10,000	9,999,998
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	2.290(c)	09/16/22	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.010%	2.290(c)	10/06/22	10,000	9,999,905
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	2.300(c)	12/19/22	10,000	10,000,000
Federal Home Loan Bank	2.309(n)	09/29/22	8,500	8,467,960
Federal Home Loan Bank, SOFR + 0.030%	2.310(c)	10/20/22	8,500	8,500,000
Federal Home Loan Bank, SOFR + 0.030%	2.310(c)	01/19/23	11,000	11,000,000
Federal Home Loan Mortgage Corp., MTN, SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.360(c)	08/03/22	9,750	9,750,044
Federal Home Loan Mortgage Corp., MTN, SOFR + 0.090% (Cap N/A, Floor 0.000%)	2.370(c)	08/18/22	9,750	9,750,361

See Notes to Financial Statements.

PGIM Government Money Market Fund    13

Schedule of Investments  (continued)

as of July 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued) Federal National Mortgage Assoc.	1.183%(n)	08/31/22	5,000	$4,995,083

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $ 346,424,565)				346,424,565

TOTAL INVESTMENTS 99.7% (amortized cost $ 602,410,565)(d)				602,410,565
Other assets in excess of liabilities 0.3%				1,877,854

NET ASSETS 100.0%				$604,288,419

Below is a list of the abbreviation(s) used in the annual report:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investments
Repurchase Agreements	$—	$255,986,000	$—
U.S. Government Agency Obligations	—	346,424,565	—

Total	$—	$602,410,565	$—

See Notes to Financial Statements.

Sector Allocations:

The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2022 were as follows:

U.S. Government Agency Obligations	57.3%
Repurchase Agreements	42.4

99.7
Other assets in excess of liabilities	0.3

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Bank of America Securities, Inc.	$ 40,000,000	$(40,000,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	10,000,000	(10,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	6,486,000	(6,486,000)	—
Repurchase Agreements	Goldman Sachs & Co.	15,000,000	(15,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	24,500,000	(24,500,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	40,000,000	(40,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	50,000,000	(50,000,000)	—
Repurchase Agreements	Standard Chartered Bank	50,000,000	(50,000,000)	—
Repurchase Agreements	State Street Bank & Trust	20,000,000	(20,000,000)	—

		$255,986,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Government Money Market Fund    15

Statement of Assets and Liabilities

as of July 31, 2022

Assets

Investments, at amortized cost which approximates fair value:	$346,424,565
Repurchase Agreements (amortized cost $255,986,000)	255,986,000
Cash	896
Receivable for Fund shares sold	2,903,253
Interest receivable	519,959

Total Assets	605,834,673

Liabilities

Payable for Fund shares purchased	1,142,395
Management fee payable	157,373
Accrued expenses and other liabilities	138,844
Distribution fee payable	52,884
Affiliated transfer agent fee payable	49,019
Dividends payable	4,498
Directors’ fees payable	1,241

Total Liabilities	1,546,254

Net Assets	$604,288,419

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 166,000,000,000 shares authorized for issuance)	$604,263
Paid-in capital in excess of par	603,680,148
Total distributable earnings (loss)	4,008

Net assets, July 31, 2022	$604,288,419

See Notes to Financial Statements.

Class A

Net asset value, offering price and redemption price per share, ($505,406,401 ÷ 505,384,068 shares of common stock issued and outstanding)	$1.00

Class C

Net asset value, offering price and redemption price per share, ($12,793,128 ÷ 12,792,200 shares of common stock issued and outstanding)	$1.00

Class Z

Net asset value, offering price and redemption price per share, ($86,088,890 ÷ 86,086,885 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

PGIM Government Money Market Fund    17

Statement of Operations

Year Ended July 31, 2022

Net Investment Income (Loss)

Interest income	$1,999,317

Expenses
Management fee	1,688,746
Distribution fee(a)	554,253
Transfer agent’s fees and expenses (including affiliated expense of $ 292,318)(a)	628,896
Shareholders’ reports	78,707
Custodian and accounting fees	75,831
Registration fees(a)	63,568
Legal fees and expenses	34,920
Audit fee	24,350
Directors’ fees	15,281
Miscellaneous	14,537

Total expenses	3,179,089
Less: Fee waiver and/or expense reimbursement(a)	(1,562,121)
Distribution fee waiver(a)	(412,806)

Net expenses	1,204,162

Net investment income (loss)	795,155

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	3,274

Net Increase (Decrease) In Net Assets Resulting From Operations	$798,429

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z

Distribution fee	554,253	—	—
Transfer agent’s fees and expenses	590,709	13,915	24,272
Registration fees	32,566	13,850	17,152
Fee waiver and/or expense reimbursement	(1,342,321)	(39,925)	(179,875)
Distribution fee waiver	(412,806)	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Year Ended July 31,

	2022	2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$795,155	$63,108
Net realized gain (loss) on investment transactions	3,274	376,948

Net increase (decrease) in net assets resulting from operations	798,429	440,056

Dividends and Distributions
Distributions from distributable earnings
Class A	(924,152)	(55,488)
Class C	(25,007)	(4,940)
Class Z	(215,009)	(10,080)

	(1,164,168)	(70,508)

Fund share transactions (Net of share conversions) (at $1.00 per share)
Net proceeds from shares sold	836,342,064	2,781,186,092
Net asset value of shares issued in reinvestment of dividends and distributions	1,137,321	63,953
Cost of shares purchased	(739,802,296)	(2,821,838,655)

Net increase (decrease) in net assets from Fund share transactions	97,677,089	(40,588,610)

Total increase (decrease)	97,311,350	(40,219,062)

Net Assets:

Beginning of year	506,977,069	547,196,131

End of year	$604,288,419	$506,977,069

See Notes to Financial Statements.

PGIM Government Money Market Fund    19

Financial Highlights

Class A Shares
	Year Ended July 31,
	2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	-(b)	- (b)	0.01	0.02	0.01
Dividends to shareholders	-(b)	- (b)	(0.01)	(0.02)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.20%	0.01%	0.76%	1.69%	0.82%

Ratios/Supplemental Data:
Net assets, end of year (000)	$505,406	$414,625	$442,260	$348,427	$381,073
Average net assets (000)	$443,402	$475,166	$407,195	$390,207	$440,589
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.23%	0.09%	0.49%	0.64%	0.61%
Expenses before waivers and/or expense reimbursement	0.63%	0.63%	0.64%	0.64%	0.61%
Net investment income (loss)	0.14%	0.01%	0.70%	1.67%	0.81%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

Class C Shares
	Year Ended July 31,
	2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	-(b )	-(b )	0.01	0.02	0.01
Dividends to shareholders	-(b )	-(b )	(0.01)	(0.02)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.21%	0.05%	0.71%	1.69%	0.84%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,793	$10,242	$14,538	$7,931	$9,908
Average net assets (000)	$10,254	$12,853	$10,815	$10,913	$11,277
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.25%	0.06%	0.48%	0.65%	0.60%
Expenses before waivers and/or expense reimbursement	0.64%	0.59%	0.68%	0.65%	0.60%
Net investment income (loss)	0.17%	0.04%	0.52%	1.69%	0.81%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

PGIM Government Money Market Fund    21

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,
	2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	-(b )	-(b )	0.01	0.02	0.01
Dividends to shareholders	-(b )	-(b )	(0.01)	(0.02)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.26%	0.01%	0.91%	1.91%	1.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$86,089	$82,110	$90,399	$76,956	$84,915
Average net assets (000)	$75,926	$86,432	$83,610	$84,238	$85,131
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.18%	0.09%	0.36%	0.43%	0.42%
Expenses before waivers and/or expense reimbursement	0.42%	0.43%	0.43%	0.43%	0.42%
Net investment income (loss)	0.20%	0.01%	0.84%	1.89%	1.00%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Government Money Market Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Government Money Market Fund    23

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

PGIM Government Money Market Fund    25

Notes to Financial Statements (continued)

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% to $50 million of average daily net assets;	0.32%
0.30% over $50 million of average daily net assets.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

	Gross Distribution Fee	Net Distribution Fee
A	0.125%	0.032%
C	N/A	N/A
Z	N/A	N/A

In order to support the Fund’s income yield, PIMS and the Manager have voluntarily undertaken to waive the distribution and service (12b-1) fees of Class A shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain (loss)) does not fall below 0.01%. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the year ended July 31, 2022, PIMS has waived $412,806 of Class A’s distribution and service (12b-1) fees and the Manager has waived $1,562,121 of the Fund’s management fees.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the years ended July 31, 2022 and July 31, 2021, the tax character of dividends paid by the Fund were $1,164,168 and $70,508 of ordinary income, respectively.

As of July 31, 2022, the accumulated undistributed earnings on a tax basis was $8,506 of ordinary income.

PGIM Government Money Market Fund    27

Notes to Financial Statements (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2022 are subject to such review.

6.	Capital and Ownership

The Fund offers Class A, Class C and Class Z shares. Class C and Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 166,000,000,000 shares of common stock, $0.00001 par value per share, designated as shares of the Fund. The authorized shares of the fund are currently classified and designated as follows:

Class	Number of Shares
A	11,000,000,000
C	5,000,000,000
Z	50,000,000,000
P	100,000,000,000

The Fund currently does not have any Class P shares outstanding.

As of July 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	26,911,391	5.3%
Z	5,283,258	6.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	57.5

Transactions in shares of common stock (at $1 net asset value per share) were as follows:

Share Class	Shares	Amount

Class A
Year ended July 31, 2022:
Shares sold	787,599,128	$787,600,067
Shares issued in reinvestment of dividends and distributions	904,607	904,607
Shares purchased	(697,845,421)	(697,845,425)
Net increase (decrease) in shares outstanding before conversion	90,658,314	90,659,249
Shares issued upon conversion from other share class(es)	626,142	626,142
Shares purchased upon conversion into other share class(es)	(205,734)	(205,734)
Net increase (decrease) in shares outstanding	91,078,722	$91,079,657

Year ended July 31, 2021:
Shares sold	2,748,353,803	$2,748,354,970
Shares issued in reinvestment of dividends and distributions	49,118	49,118
Shares purchased	(2,778,026,589)	(2,778,026,589)
Net increase (decrease) in shares outstanding before conversion	(29,623,668)	(29,622,501)
Shares issued upon conversion from other share class(es)	1,727,466	1,727,465
Shares purchased upon conversion into other share class(es)	(41,384)	(41,384)
Net increase (decrease) in shares outstanding	(27,937,586)	$(27,936,420)

Class C
Year ended July 31, 2022:
Shares sold	10,074,113	$10,074,135
Shares issued in reinvestment of dividends and distributions	24,637	24,637
Shares purchased	(6,905,815)	(6,905,815)
Net increase (decrease) in shares outstanding before conversion	3,192,935	3,192,957
Shares purchased upon conversion into other share class(es)	(634,090)	(634,090)
Net increase (decrease) in shares outstanding	2,558,845	$2,558,867

Year ended July 31, 2021:
Shares sold	6,826,050	$6,826,082
Shares issued in reinvestment of dividends and distributions	4,837	4,837
Shares purchased	(9,407,126)	(9,407,126)
Net increase (decrease) in shares outstanding before conversion	(2,576,239)	(2,576,207)
Shares purchased upon conversion into other share class(es)	(1,727,465)	(1,727,465)
Net increase (decrease) in shares outstanding	(4,303,704)	$(4,303,672)

PGIM Government Money Market Fund    29

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class Z
Year ended July 31, 2022:
Shares sold	38,667,701	$38,667,862
Shares issued in reinvestment of dividends and distributions	208,077	208,077
Shares purchased	(35,051,056)	(35,051,056)
Net increase (decrease) in shares outstanding before conversion	3,824,722	3,824,883
Shares issued upon conversion from other share class(es)	213,682	213,682
Net increase (decrease) in shares outstanding	4,038,404	$4,038,565

Year ended July 31, 2021:
Shares sold	26,004,815	$26,005,040
Shares issued in reinvestment of dividends and distributions	9,999	9,998
Shares purchased	(34,404,940)	(34,404,940)
Net increase (decrease) in shares outstanding before conversion	(8,390,126)	(8,389,902)
Shares issued upon conversion from other share class(es)	41,384	41,384
Net increase (decrease) in shares outstanding	(8,348,742)	$(8,348,518)

7.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Government Money Market Fund    31

Notes to Financial Statements (continued)

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31,

PGIM Government Money Market Fund    33

Notes to Financial Statements (continued)

2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

34

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Government Money Market Fund, Inc. and Shareholders of PGIM Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Government Money Market Fund (the “Fund”) as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the two years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended July 31, 2020 and the financial highlights for each of the periods ended on or prior to July 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 16, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

September 16, 2022

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Tax Information (unaudited)

For the year ended July 31, 2022, the Fund reports the maximum amount allowable but not less than 100.00% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2023, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2022.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders provided the Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 41.54% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

PGIM Government Money Market Fund    35

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 97	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 97	Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Government Money Market Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 94	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 96	Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 97	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 93	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 96	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Government Money Market Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 96	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 96	President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); President and PEO (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).	None.	Since January 2012

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Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 97	Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

PGIM Government Money Market Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Isabelle Sajous 1976 Chief Compliance Officer	Chief Compliance Officer (since April 2022) of PGIM Investments LLC, the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc.; Chief Compliance Officer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; Vice President, Compliance of PGIM Investments LLC (since December 2020); formerly Director, Compliance (July 2018-December 2020) of Credit Suisse Asset Management LLC; and Vice President, Associate General Counsel & Deputy Chief Compliance Officer of Cramer Rosenthal McGlynn, LLC (August 2014-July 2018).	Since April 2022

Andrew R. French 1962 Secretary	Vice President (since December 2018) of PGIM Investments LLC; Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary	Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).	Since December 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since March 2015

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Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); Principal Financial Officer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly, Treasurer and Principal Accounting Officer (March 2022- July 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Assistant Treasurer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.	Since October 2019

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since October 2019

Kelly Florio 1978 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since December 2021) of Prudential; formerly, Head of Fraud Risk Management (October 2019 to December 2021) at New York Life Insurance Company; formerly, Head of Key Risk Area Operations (November 2018 to October 2019), Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate (2006 -2009) at MetLife.	Since June 2022

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

PGIM Government Money Market Fund

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

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Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Money Market Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1 PGIM Government Money Market Fund is the sole series of Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which

PGIM Government Money Market Fund

Approval of Advisory Agreements (continued)

is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

Visit our website at pgim.com/investments

•	The Board noted that the Fund outperformed its Peer Universe median over the one-year period but underperformed its Peer Universe median over all other periods.

•

The Board considered PGIM Investments’ assertions that longer-term performance has been in line with the Lipper US Government Money Market Funds Universe; and that PGIM Fixed Income has demonstrated strong capabilities investing in short-term fixed income securities within other ultra-short and money market mandates.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Money Market Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Money Market Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED
FEDERAL GOVERNMENT AGENCY		BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT MONEY MARKET FUND - PURCHASE

SHARE CLASS	A	C	Z
NASDAQ	PBMXX	N/A	PMZXX
CUSIP	74440W409	N/A	74440W805

PGIM GOVERNMENT MONEY MARKET FUND - EXCHANGE

SHARE CLASS	A	C	Z
NASDAQ	MJAXX	MJCXX	PMZXX
CUSIP	74440W102	74440W300	74440W805

MF108 E

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2022 and July 31, 2021, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $24,350 and $24,350, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2022 and July 31, 2021, PwC did not bill the Registrant for audit-related services.

For the fiscal years ended July 31, 2022 and July 31, 2021, fees of $0 and $4,938 were billed to the Registrant for services rendered by KPMG LLP (the Registrant’s prior principal accountant) in connection with the auditor transition.

(c) Tax Fees

For the fiscal years ended July 31, 2022 and July 31, 2021: none.

(d) All Other Fees

For the fiscal years ended July 31, 2022 and July 31, 2021: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2022	Fiscal Year Ended July 31, 2021
4(b)	Not applicable.	0%
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2022 and July 31, 2021 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

B:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 16, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	September 16, 2022